Share Based Payments - Equity Incentive Plan - March 26, 2014 - Details of Non-vested Share Awards (Table) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	2,632
Grand date fair value	$ 64.6
Shares cancelled	698
Non-vested share awards	3,923	9,172
Equity incentive plan - March 26, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Total shares granted	8,423
Shares cancelled	577
Shares vested	3,923
Non-vested share awards	3,923
Equity incentive plan - March 26, 2014 | December 10, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	5,264
Grand date fair value	$ 92.72
Shares vested	2,632
Non-vested share awards	2,632
Equity incentive plan - March 26, 2014 | December 10, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	527
Grand date fair value	$ 92.72
Shares vested	264
Non-vested share awards	264
Equity incentive plan - March 26, 2014 | February 26, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	1,842
Grand date fair value	$ 70.87
Shares cancelled	577
Shares vested	632
Non-vested share awards	632
Equity incentive plan - March 26, 2014 | March 17, 2015
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Final vesting date	Dec. 31, 2016
Total shares granted	790
Grand date fair value	$ 49.78
Shares vested	395
Non-vested share awards	395